Subsequent Events (Details) $ / shares in Units, ¥ in Thousands																			1 Months Ended				6 Months Ended			12 Months Ended
	Jun. 24, 2024 USD ($) $ / shares shares	May 14, 2024 USD ($) $ / shares shares	Mar. 12, 2024 CNY (¥)	Feb. 18, 2024 CNY (¥)	Feb. 09, 2024 CNY (¥)	Feb. 06, 2024 CNY (¥)	Feb. 05, 2024 CNY (¥)	Jan. 16, 2024 CNY (¥)	Dec. 04, 2023 CNY (¥)	Dec. 04, 2023 USD ($)	Nov. 03, 2023 CNY (¥)	Sep. 11, 2023 CNY (¥)	Sep. 11, 2023 USD ($)	Sep. 01, 2023 CNY (¥)	May 29, 2023 CNY (¥)	Mar. 23, 2023 CNY (¥)	Mar. 23, 2023 USD ($)	Dec. 15, 2022 CNY (¥)	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Jul. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Mar. 29, 2024 shares	Mar. 25, 2024 $ / shares shares	Feb. 28, 2024 CNY (¥)	Feb. 28, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Nov. 30, 2023 CNY (¥)	Nov. 30, 2023 USD ($)	Sep. 11, 2023 USD ($)	Jun. 13, 2023 CNY (¥)	Jun. 13, 2023 USD ($)
Subsequent Events [Line Items]
Liquidated damages																							¥ 700	$ 96,000
Deposits | $										$ 3,000,000
Operating expenses																							27,684	3,809,000	¥ 21,831	¥ 49,075	$ 6,912,000	¥ 58,908	¥ 47,824
Total fee															¥ 1,300
Payment of wages																							45
Investor’s investment funds																		¥ 2,300
Ordinary share (in Shares) | shares																										718,973								718,973
Purchase price (in Dollars)																									¥ 97,653	¥ 156,197	$ 22,000,000
Repaid of loan											¥ 500			¥ 800					¥ 1,200	$ 165,000	¥ 5,000	$ 688,000
Penalty												¥ 200	$ 27,600
Aggregate of ordinary shares (in Shares) | shares	209,644
Per share (in Dollars per share) | $ / shares	$ 0.00001
Fortune Light Assets Ltd [Member]
Subsequent Events [Line Items]
Purchase price (in Dollars per share) | $ / shares	$ 4.77
Aggregate purchase price (in Dollars) | $	$ 1,000,001.88
Anhui Juhu Door and Window Technology Company Limited [Member]
Subsequent Events [Line Items]
Payment rent																										3,245								$ 457,000
ZJ Youguan [Member]
Subsequent Events [Line Items]
Transportation construction amount																																						¥ 6,500	$ 942,000
Repaid construction																										1,300
Loan outstanding																										5,200								732,000
Youpin SD [Member]
Subsequent Events [Line Items]
Liquidated damages																¥ 2,746	$ 387,000
Beijing Hengyuan Xinye Information Technology Co., Ltd. [Member]
Subsequent Events [Line Items]
Payment and liquidated damages																										¥ 360								$ 2,558,000
Hainan Gaozhan New Energy Vehicle Company Limited [Member]
Subsequent Events [Line Items]
Deposits												¥ 170																							¥ 170	$ 24,000	$ 23,400
Shanghai Moxin Cultural Media Co. [Member]
Subsequent Events [Line Items]
Operating expenses									¥ 260	$ 37,000
WuYi Transportation Construction [Member]
Subsequent Events [Line Items]
Transportation construction amount | $																																							$ 896,000
Shanghai Youxu [Member]
Subsequent Events [Line Items]
Repaid of loan																					¥ 3,000	$ 413,000
Youpin Shandong [Member]
Subsequent Events [Line Items]
Repaid of loan																			2,000
Subscription Agreement [Member]
Subsequent Events [Line Items]
Aggregate proceeds (in Dollars) | $	$ 900,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Total rent and liquidated damage					¥ 1,949
Payment of wages						¥ 45
Liquidated damages under a contract				¥ 300
Payment and liquidated damages							¥ 733	¥ 700
Investor’s investment funds			¥ 2,300
Share price per share (in Dollars per share) | $ / shares																															$ 0.0000001
Ordinary share (in Shares) | shares																														2,460,937	100
Subsequent Event [Member] | Beijing Hengyuan Xinye Information Technology Co., Ltd. [Member]
Subsequent Events [Line Items]
Payment and liquidated damages																			¥ 733
Subsequent Event [Member] | Shanghai Lingneng [Member]
Subsequent Events [Line Items]
Funds received																																¥ 2,285	$ 322,000
Forecast [Member]
Subsequent Events [Line Items]
Share price per share (in Dollars per share) | $ / shares		$ 0.00001
Total purchase price (in Dollars) | $		$ 1,000,000
Ordinary share (in Shares) | shares		492,611
Purchase price (in Dollars) | $		$ 3,000,000
Forecast [Member] | Ordinary Share [Member]
Subsequent Events [Line Items]
Share price per share (in Dollars per share) | $ / shares		$ 6.09